Discontinued Operations	6 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
3.	Discontinued Operations

On March 17, 2025, WOFE signed agreements to terminate its VIE arrangements with Wuxi Kingway Technology Co., Ltd., resulting in loss of control, deconsolidation of the VIE, and release of the related equity pledge. The VIE disposal was deemed a strategic shift under ASC 205-20, so the VIE’s assets, liabilities, and results are reported as discontinued operations and prior-period financial statements were retrospectively adjusted to reflect the discontinued operations’ impact.

The following table summarized operating results of the discontinued operations for the period from April 1, 2025 to September 30, 2025, and comparable prior period from April 1, 2024 to September 30, 2024.

	From April 1, 2025 to September 30, 2025	From April 1, 2024 to September 30, 2024
Revenue	$—	$119,018
Net loss	$—	$(218,851)

	From April 1, 2025	From April 1, 2024
	to September 30, 2025	to September 30, 2024
Net cash provided by (used in) operating activities	$—	$(378,871)
Net cash provided by (used in) investing activities	—	—
Net cash provided by (used in) financing activities	—	—
Effects of exchange rate changes on cash	—	219,334
Net increase/(decrease) in cash and cash equivalents – Discontinued operations	$—	$(159,537)

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS